ACQUISITION OF MUSSELWHITE MINE	12 Months Ended
Dec. 31, 2025
ACQUISITION OF MUSSELWHITE MINE.
ACQUISITION OF MUSSELWHITE MINE

12.ACQUISITION OF MUSSELWHITE MINE

On February 28, 2025, the Company acquired all the outstanding shares of a wholly-owned subsidiary (“Musselwhite Mine Ltd.”) of Newmont Corporation that owned a 100% interest in the Musselwhite Mine in northern Ontario (the “Transaction”). We accounted this acquisition as a business combination under IFRS 3 «Business Combinations».

Consideration for the purchase consisted of an upfront payment of $810 million (subject to customary adjustments for working capital and timing of closing) and up to $40 million in contingent consideration. The upfront payment was financed through the following sources:

●	$250 million from a syndicate of lenders comprised of the Bank of Nova Scotia, the Bank of Montreal, the Canadian Imperial Bank of Commerce and ING Capital LLC, (consisting of $150 million from the Amended Revolving Facility and $100 million from the Term Facility) (note 15(a)),
●	$360 million gold prepayment (the “Gold Prepayment”) from a syndicate of lenders (note 16(a)), and
●	$200 million in senior unsecured convertible notes (the “Convertible Notes”) (note 15(b)).

The contingent consideration consists of:

●	$20 million to be paid if the average spot price of gold exceeds $2,900/oz for the one-year period ending February 28, 2026, and
●	$20 million to be paid if the average spot price of gold exceeds $3,000/oz for the one-year period ending February 28, 2027.

The purchase consideration was calculated as follows:

		Provisional
	Preliminary	Adjustments	Final
Upfront cash payments made by the Company	$798,504	$(4,374)	$794,130
Fair value of contingent consideration (note 13(c))	17,000	—	17,000
Total purchase consideration	$815,504	$(4,374)	$811,130

The following table sets out the allocation of the purchase price to the assets acquired and liabilities assumed based on management’s estimates of fair value:

		Provisional
	Preliminary	Adjustments	Final
Trade and other receivables	$4,271	$365	$4,636
Value added taxes recoverable	1,381	(1,366)	15
Inventory	38,847	—	38,847
Prepaid expenses	142	(58)	84
Property, plant and equipment	1,105,342	(7,900)	1,097,442
Trade payables and accrued liabilities	(45,118)	2,838	(42,280)
Site closure provision	(52,377)	2,668	(49,709)
Deferred tax liabilities	(236,984)	(921)	(237,905)
Total assets acquired and liabilities assumed, net	$815,504	$(4,374)	$811,130

The Company incurred acquisition-related costs of $12.0 million during the year ended December 31, 2025, which we have included in general and administrative expenses on the consolidated statements of income and comprehensive income.